GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Table Text Block Supplement [Abstract]
Schedule of other intangible assets

Our other intangible assets, each definite lived assets, consisted of the following as of June 30, 2022, and September 30, 2021:

		June 30,	September 30,
	Useful life	2022	2021
Customer relationships	nine years	$1,012,000	$1,012,000
Content library	two years	198,000	198,000
Total intangible assets, gross		1,210,000	1,210,000

Less: accumulated amortization		(591,556)	(507,222)
Total		(591,556)	(507,222)
Total intangible assets, net		$618,444	$702,778

The Company’s other intangible assets, each definite lived assets, consisted of the following as of September 30, 2021, and September 30, 2020:

		September 30,	September 30,
	Useful life	2021	2020
Screenplay brand	not applicable	$—	$130,000
Customer relationships	nine years	1,012,000	1,012,000
Content library	two years	198,000	198,000
Total intangible assets		1,210,000	1,340,000
Less: accumulated amortization		(507,222)	(376,889)
Total intangible assets, net		$702,778	$963,111